Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2024
Supplemental cash flow disclosures [abstract]
Supplemental Disclosure with Respect to Cash Flows
22.
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Arena Minerals Acquisition

On April 20, 2023, the Company completed the acquisition of Arena Minerals (Note 6). The acquisition of Arena Minerals involved non-cash financing activities, as the total consideration of $185,805 was settled as follows:

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Issuance of common shares: $163,203 (non-cash financing activity)
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Pre-existing investment in Arena Minerals: $18,388
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Transaction costs: $4,186 (cash outflow reported in investment activities)
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Cash: $28 (cash outflow reported in investment activities)
22.
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (continued)

The issuance of common shares represents a non-cash financing activity resulting in an increase in equity.

The Separation transaction

As part of the separation of the Company’s North American business into Lithium Argentina and Lithium Americas (NewCo) (Note 4), the following non-cash activities occurred:

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Dividend payable of $1,680,501 settled through the distribution of assets (non-cash financing activity).
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Net assets transferred to shareholders: $412,947 (non-cash investing activity).

The dividend payable, settled through asset distribution, is a non-cash financing activity. The net assets transferred to Lithium Americas (NewCo) were part of a non-cash investing activity.